Revenues and other income - Summary of other income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenues and other income
Grant income			€ 825	€ 424
Other income			13,464	11,682
Total other income	€ 7,358	€ 6,235	€ 14,289	€ 12,106